SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Cash and cash equivalents Credit concentration risk PRC and Hong Kong USD ($)	Dec. 31, 2013 Cash and cash equivalents Credit concentration risk PRC and Hong Kong CNY	Dec. 31, 2013 Restricted cash Credit concentration risk PRC and Hong Kong USD ($)	Dec. 31, 2013 Restricted cash Credit concentration risk PRC and Hong Kong CNY	Dec. 31, 2013 Accounts receivable Credit concentration risk item	Dec. 31, 2012 Accounts receivable Credit concentration risk	Dec. 31, 2013 Accounts receivable Credit concentration risk Customer one	Dec. 31, 2013 Accounts receivable Credit concentration risk Customer two	Dec. 31, 2013 Accounts receivable Credit concentration risk Customer three	Dec. 31, 2013 Accounts receivable Credit concentration risk Customer four	Dec. 31, 2013 Accounts receivable Credit concentration risk Customer five
Concentration risk
Number of top customers											5
Cash and cash equivalents	$ 291,429	1,764,221	1,655,857	2,292,538	$ 273,528	1,811,423	$ 291,429	1,764,221
Restricted cash	443	2,679	9,003						443	2,679
Concentration risk percentage											35.90%	36.00%	8.40%	8.40%	8.30%	5.50%	5.30%
Appreciation of RMB against U.S. dollar (as a percent)	3.00%	3.00%
Foreign currency translation adjustment	$ 13,739	83,171	7,304	94,225
Segment reporting
Number of operating segment	1	1